Retirement benefit obligations - Narrative (Details) - GBP (£) £ in Millions		12 Months Ended					72 Months Ended
	Jan. 01, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2030
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Analysis of Defined Benefit Obligations [Line Items]
Defined benefit asset		£ 2,575	£ 2,906
Retirement benefit assets		2,695	3,028
Retirement benefit obligations		£ 120	£ 122
Percentage of gross defined benefit pension assets (in percent)		94.00%
Sensitivity of mortality experience			15.00%	15.00%	0.00%	0.00%
Three most significant defined benefit schemes, percentage of total defined benefit obligations (in percent)		90.00%
Actuarial assumption of retirement age		60 years
Share of scheme assets invested in bonds, fixed interest gilts, index linked gilts and interest rate and inflation swaps		47.00%
Asset-liability matching strategy, liability sensitivity to interest rate movements (in percent)		110.00%
Asset-liability matching strategy, liability sensitivity to inflation movements (in percent)		130.00%
Hedged percent of defined benefit scheme exposure to increases life expectancy (in percent)		60.00%
Longevity swaps value, retirement scheme plan assets		£ (217)
Defined contribution pension schemes		541	£ 515	£ 414
Estimate of contributions expected to be paid to plan for next annual reporting period		100
Security arrangements assets held		£ 4,000
Forecast
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Analysis of Defined Benefit Obligations [Line Items]
Gap between RPI and CPI (in basis points)	0.20%						1.00%
Healthcare premiums
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Analysis of Defined Benefit Obligations [Line Items]
Percentage of reasonably possible increase in actuarial assumption (in percent)		10.00%	10.00%
The group's three main schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Analysis of Defined Benefit Obligations [Line Items]
Percentage of gross defined benefit pension assets (in percent)			94.00%
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Analysis of Defined Benefit Obligations [Line Items]
Defined benefit asset		£ 2,612	£ 2,945	£ 3,532
Retirement benefit assets		2,695	3,028
Retirement benefit obligations		£ 83	£ 83